Note 14 - Mining Interests	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
14.
MINING INTERESTS

Mining interests primarily consist of acquisition, development and exploration costs directly related to the Company's operations and projects. Upon commencement of commercial production, mining interests for producing properties are depleted on a units-of-production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material, based on reserves and resources, considered to be highly probable to be economically extracted over the life of mine plan.

The Company's mining interests are comprised of the following:

	December 31, 2020	December 31, 2019
Depletable properties	$392,185	$367,348
Non-depletable properties (exploration and evaluation costs)	117,545	96,043
	$509,730	$463,391

Depletable properties are allocated as follows:

Depletable properties	San Dimas	Santa Elena	La Encantada	Non-producing Properties (1)	Total
Cost
At December 31, 2018	$193,305	$45,041	$99,436	$478,883	$816,665
Additions	24,596	6,813	5,995	9,088	46,492
Change in decommissioning liabilities (Note 21 )	301	2,338	500	6,161	9,300
Transfer from exploration properties	2,456	7,462	5,659	—	15,577
At December 31, 2019	$220,658	$61,654	$111,590	$494,132	$888,034
Additions	21,263	6,218	4,201	—	31,682
Change in decommissioning liabilities (Note 21 )	4,527	1,191	2,049	3,059	10,826
Transfer from exploration properties	3,645	4,229	472	—	8,346
At December 31, 2020	$250,093	$73,292	$118,312	$497,191	$938,888
Accumulated depletion, amortization and impairment
At December 31, 2018	$(10,871)	$(11,594)	$(59,872)	$(380,677)	$(463,014)
Depletion and amortization	(16,354)	(5,014)	(6,025)	(7,677)	(35,070)
Impairment	—	—	(22,602)	—	(22,602)
At December 31, 2019	$(27,225)	$(16,608)	$(88,499)	$(388,354)	$(520,686)
Depletion and amortization	(18,277)	(3,792)	(3,948)	—	(26,017)
At December 31, 2020	$(45,502)	$(20,400)	$(92,447)	$(388,354)	$(546,703)

Carrying values
At December 31, 2019	$193,433	$45,046	$23,091	$105,778	$367,348
At December 31, 2020	$204,592	$52,892	$25,865	$108,837	$392,185

(1)	Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.

Non-depletable properties costs are allocated as follows:

Non-depletable properties	San Dimas(a)	Santa Elena(b)	La Encantada	Non-producing Properties(1)	Exploration Projects(2)	Springpole Stream(c)	Total
At December 31, 2018	$3,705	$14,316	$5,660	$24,841	$33,440	$—	$81,962
Exploration and evaluation expenditures	7,450	11,738	2,164	8,097	1,032	—	30,481
Change in decommissioning liabilities (Note 21 )	—	—	—	—	238	—	238
Impairment	—	—	(1,061)	—	—	—	(1,061)
Transfer to producing properties	(2,456)	(7,462)	(5,659)	—	—	—	(15,577)
At December 31, 2019	$8,699	$18,592	$1,104	$32,938	$34,710	$—	$96,043
Exploration and evaluation expenditures	12,125	19,588	2,323	4,066	1,142	4,356	43,601
Change in decommissioning liabilities (Note 21 )	—	—	—	—	59	—	59
Sale of exploration project	—	—	—	—	(13,812)	—	(13,812)
Transfer to producing properties	(3,645)	(4,229)	(472)	—	—	—	(8,346)
At December 31, 2020	$17,179	$33,951	$2,955	$37,004	$22,099	$4,356	$117,545

(1)	Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.
(2)	Exploration projects include the La Luz, La Joya, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects, as well as the Plomosas project which was sold during 2020.

(a)
San Dimas Silver/Gold Mine, Durango State

In
2018,
the San Dimas Mine is subject to a gold and silver streaming agreement with WPMI which entitles WPM to receive
25%
of the gold equivalent production (based on a fixed exchange ratio of
70
silver ounces to
1
gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of
$600
(subject to a
1%
annual inflation adjustment commencing in
May 2019)
and the prevailing market price, for each gold ounce delivered. Should the average gold to silver ratio over a six
month period exceed
90:1
or fall below
50:1,
the fixed exchange ratio would be increased to
90:1
or decreased to
50:1,
respectively. The fixed gold to silver exchange ratio was revised to
90:1
on
April 1, 2020
and reverted to
70:1
on
October 14, 2020
after the average gold to silver price ratio over a
six
month period fell back below
90:1.

(b)
Santa Elena Silver/Gold Mine, Sonora State

The Santa Elena Mine is subject to a gold streaming agreement with Sandstorm, which requires the mine to sell
20%
of its life of mine gold production from its leach pad and a designated area of its underground operations to Sandstorm. The selling price to Sandstorm is currently the lesser of
$464
per ounce, subject to a
1%
annual inflation increase every
April,
and the prevailing market price.

(c)
Springpole Silver Stream, Ontario, Canada

On
July 2, 2020,
the Company completed an agreement with First Mining Gold Corp. (“First Mining”) to purchase
50%
of the life of mine payable silver produced from the Springpole Gold Project ("Springpole Silver Stream"), a development stage mining project located in Ontario, Canada. Pursuant to the agreement, First Majestic agreed to pay First Mining consideration of
$22.5
million in cash and shares, in
three
milestone payments, for the right to purchase silver at a price of
33%
of the silver spot price per ounce, to a maximum of
$7.50
per ounce (subject to annual inflation escalation of
2%,
commencing at the start of the
third
anniversary of production). Commencing with its production of silver, First Mining must deliver
50%
of the payable silver which it receives from the offtaker within five
business days of the end of each quarter.

Transaction consideration paid and payable by First Majestic is summarized as follows:
•	The first payment of $10.0 million, consisting of $2.5 million in cash and $7.5 million in First Majestic shares ( 805,698 common shares) was paid to First Mining on July 2, 2020;
•
The
second
payment consisting of
$3.75
million in cash and
$3.75
million in First Majestic shares (
287,300
common shares) was paid on
January 21, 2021
upon the completion and public announcement by First Mining of the results of a Pre-Feasibility Study for Springpole; and

•
The
third
payment consisting of
$2.5
million in cash and
$2.5
million in First Majestic shares (based on
20
days volume weighted average price) will be paid upon receipt by First Mining of a Federal or Provincial Environmental Assessment approval for Springpole.

In connection with the agreement, First Mining also granted First Majestic
30
million common share purchase warrants, each of which will entitle the Company to purchase one
common share of First Mining at
CAD$0.40
over a period of
five
years. The fair value of the warrants was measured at
$5.7
million using the Black-Scholes model.

First Mining shall have the right to repurchase
50%
of the silver stream for
$22.5
million at any time prior to the commencement of production at Springpole leaving the Company with a reduced silver stream of
25%
of life of mine payable silver production.

As at
December
31,
2020,
the Company has paid
$10.0
million in consideration to First Mining as part of the agreement, of which
$5.7
million was allocated to other financial assets and
$4.3
million was allocated to the Springpole Silver Stream recognized within exploration and evaluation assets.

First Mining is a related party with
two
independent board members who are also directors and/or officers of First Majestic.

(d)	La Joya Silver Project, Durango, Mexico

In
August 2020,
the Company entered into a
five
year option agreement with Silver Dollar Resources Inc. ("Silver Dollar"), which gives Silver Dollar the option to earn an initial
80%
interest in the Company's La Joya Project, following the exercise of which it may
earn an additional
20%
for an aggregate
100%
interest.

To exercise its
first
option to acquire an
80%
interest in the La Joya Project, Silver Dollar will pay the Company
CAD$1.3
million in cash over
four
years, issue shares equal to
19.9%
of Silver Dollar's then-outstanding common shares within
one
year, incur
$1
million of exploration expenditures within the
first
five
years, and grant First Majestic a
2%
net smelter returns royalty. If Silver Dollar incurs the exploration expenditures within the first
three
years; however, First Majestic will waive the remaining
$0.6
million of the cash option payments.

Silver Dollar
may
exercise its
second
option and acquire the remaining
20%
(for an aggregate
100%
interest) of the La Joya Project by providing notice to First Majestic within
30
days of earning the
first
80%
interest and issuing to First Majestic additional shares equal to
5%
of Silver Dollar's then-outstanding common shares within
five
years.

As at
December
31,
2020,
the Company received
$0.3
million in cash and
5,146,401
common shares with a fair value of
$6.9
million from Silver Dollar. The Company deducted proceeds received from Silver Dollar from the carrying value of the La Joya project (
$0.6
million), reducing its carrying value to
$nil
and recognized the remaining
$6.5
million of proceeds as a gain on divestiture of exploration project.

(e)	Plomosas Silver Project, Sinaloa, Mexico

In
March 2020,
the Company divested its subsidiary Minera La Rastra, S.A. de C.V. ("MLR"), which holds the Plomosas Silver Project, to GR Silver for total consideration of
$1.7
million, consisting of
17,097,500
common shares of GR Silver with a fair value on the measurement date of
$1.7
million,
CAD$0.1
 million in cash and a
2%
net smelter return royalty ("NSR"). GR Silver has the option to repurchase half of the NSR for
CAD$1.0
million. As at the date of the transaction, MLR had a carrying value of
$11.8
million, including
$13.1
million in mining interests, resulting in a loss of
$10.2
million on the disposal.